Income Taxes - Additional Information (Detail) $ in Millions, $ in Billions							12 Months Ended
	Jan. 01, 2018 PHP (₱) l	Oct. 19, 2017	Jan. 01, 2017	Feb. 01, 2016	Jan. 01, 2016	Apr. 01, 2015	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)	Dec. 31, 2017 USD ($) [1]	Jan. 01, 2015 MXN ($)	Jan. 01, 2015 USD ($)	Jan. 01, 2015 COP ($)
Disclosure of income taxes [Line Items]
Income tax rate		8.00%										30.00%	30.00%	30.00%
Net equity												$ 336,912,000,000	$ 286,170,000,000	$ 241,856,000,000	$ 17,155.0	$ 230,122,000,000
Special tax rate for financial transaction				0.75%
Deferred tax liability												$ 6,133,000,000	11,037,000,000		$ 312.0
NOLs usage limit												30.00%
Withholding taxes associated with payment of dividends												$ 0	0	0
Temporary differences associated with investments												$ 41,915,000,000	$ 41,204,000,000	$ 44,082,000,000
Coca Cola FEMSA [member]
Disclosure of income taxes [Line Items]
Percentage of federal production and federal sales tax					16.20%
Bottom of range [member] | Coca Cola FEMSA [member]
Disclosure of income taxes [Line Items]
Percentage of average federal Production and federal sales tax for the next year					15.00%
Top of range [member] | Coca Cola FEMSA [member]
Disclosure of income taxes [Line Items]
Percentage of average federal Production and federal sales tax for the next year					17.00%
Colombia [member]
Disclosure of income taxes [Line Items]
Income tax rate			9.00%											9.00%
Percentage of reform income tax rate			33.00%
Percentage of reform extra income tax rate												6.00%
Percentage of special increase in income tax rate												20.00%	15.00%
Percentage of dividend received from Columbian residents withholding												35.00%
Percentage of dividend received from colombian non residents withholding												5.00%
Percentage of increase in income tax rate												3.50%	3.00%
Percentage of Increase in value-added tax rate												19.00%
Value-added tax													16.00%
Net equity																	$ 2.1	$ 5.0
Percentage of tax rate on equity												0.40%	1.00%	1.15%
Percentage of decrease in income tax rate														8.00%
Percentage of temporary contribution												8.00%	6.00%	5.00%
Percentage of income tax deduction														2.00%
Colombia [member] | Less than 1 year [member]
Disclosure of income taxes [Line Items]
Percentage of reform income tax rate			34.00%
Colombia [member] | Later than one year [member]
Disclosure of income taxes [Line Items]
Percentage of reform income tax rate			33.00%
Colombia [member] | Bottom of range [member]
Disclosure of income taxes [Line Items]
Income tax rate														5.00%
Brazil [member]
Disclosure of income taxes [Line Items]
Percentage of social contributions on gross revenues on financial income						4.65%
Mato Grosso do Sul [member] | Bottom of range [member]
Disclosure of income taxes [Line Items]
Value-added tax													17.00%
Mato Grosso do Sul [member] | Top of range [member]
Disclosure of income taxes [Line Items]
Value-added tax													20.00%
Rio Grande do Sul [member] | Bottom of range [member]
Disclosure of income taxes [Line Items]
Value-added tax													18.00%
Rio Grande do Sul [member] | Top of range [member]
Disclosure of income taxes [Line Items]
Value-added tax													20.00%
Minas Gerais [member]
Disclosure of income taxes [Line Items]
Remaining percentage of value added tax													18.00%
Additional Contribution to poverty eradication													2.00%
Rio de Janeiro [member] | Bottom of range [member]
Disclosure of income taxes [Line Items]
Percentage of contribution to poverty eradication													1.00%
Rio de Janeiro [member] | Top of range [member]
Disclosure of income taxes [Line Items]
Percentage of contribution to poverty eradication													2.00%
Parana [member]
Disclosure of income taxes [Line Items]
Percentage of contribution to poverty eradication													16.00%
Percentage of contribution to poverty eradication charged on sales to non-taxpayers													2.00%
Venezuela [member]
Disclosure of income taxes [Line Items]
Deferred tax liability												$ 1,107,000,000
Argentina [member]
Disclosure of income taxes [Line Items]
Income tax rate												35.00%
Argentina [member] | Sales taxes in the province of Buenos Aires [member]
Disclosure of income taxes [Line Items]
Income tax rate												1.75%
Argentina [member] | Sales Tax in City of Buenos Aires [member]
Disclosure of income taxes [Line Items]
Income tax rate												1.00%
Philippines [member]
Disclosure of income taxes [Line Items]
Time period for keeping books and accounting records												10 years
Changes in tax rates or tax laws enacted or announced [member] | Colombia [member]
Disclosure of income taxes [Line Items]
Percentage of reform extra income tax rate											4.00%
Changes in tax rates or tax laws enacted or announced [member] | Colombia [member] | Top of range [member]
Disclosure of income taxes [Line Items]
Income tax rate											9.00%
Changes in tax rates or tax laws enacted or announced [member] | Argentina [member]
Disclosure of income taxes [Line Items]
Income tax rate									25.00%	30.00%	30.00%
New tax on dividends paid to non-resident stockholders and resident individuals									13.00%	7.00%	7.00%
Changes in tax rates or tax laws enacted or announced [member] | Argentina [member] | Sales taxes in the province of Buenos Aires [member]
Disclosure of income taxes [Line Items]
Income tax rate											1.50%
Changes in tax rates or tax laws enacted or announced [member] | Argentina [member] | Sales Tax in City of Buenos Aires [member]
Disclosure of income taxes [Line Items]
Income tax rate							0.00%	0.50%	1.00%	1.50%	2.00%
Changes in tax rates or tax laws enacted or announced [member] | Philippines [member]
Disclosure of income taxes [Line Items]
Change in tax rate	65.00%
Percentage of increase on net capital gains	5.00%
Maxium amount of trading to get the capital gain tax reduction | ₱	₱ 100,000,000,000
Percentage of net capital gain tax rate when limit exceeds	10.00%
Minimum amount of trading value that impose ten percentage tax | ₱	₱ 100,000,000,000
General tax rate on outside trading	15.00%
Excise tax rate on per liter for sweetened beverages using caloric and non-caloric sweeteners | l	6.00
Excise tax rate on per liter for sweetened beverages using HFCS | l	12.00
Time period for keeping books and accounting records	3 years
Events after reporting period [member] | Colombia [member]
Disclosure of income taxes [Line Items]
Percentage of temporary contribution											9.00%

[1]	Convenience translation to U.S. dollars ($) - See Note 2.2.3